Pension Plans and Postretirement Benefits - Schedule of Assumptions for Pensions Plan (Details) - U.S.	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
WilTel Plan
Projected benefit obligation:
Discount rate	2.60%	2.20%
Net periodic pension benefit cost:
Discount rate	2.20%	3.00%
Expected long-term return on plan assets	7.00%	7.00%
Jefferies Group Plan
Projected benefit obligation:
Discount rate	2.40%	2.00%
Net periodic pension benefit cost:
Discount rate	2.00%	2.90%
Expected long-term return on plan assets	5.00%	6.25%